Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Intangible assets with indefinite useful life		$ 3.2
Intellectual Property and Rights
Disclosure Of Intangible Assets [Line Items]
Estimated recoverable amount		4.5
Cannabis Retail
Disclosure Of Intangible Assets [Line Items]
Impairment		$ 15.0
Inner Spirit
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	8 years
Alcanna | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	4 years
Alcanna | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	9 years
Sun 8 Holdings Inc
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years